Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities and Other Payables [Abstract]
Schedule of accrued liabilities and other payables

	December 31,	December 31,
	2018	2017
Current
Accrued payroll	$535,181	$143,998
VAT payable	2,200,654	2,192,898
Individual tax payable	205,917	-
Other loans (1)	4,322,106	5,370,535
Advertising payable (2)	18,902,385	5,852,359
Other payable	2,073,234	2,929,076
	$28,239,477	$16,488,866
Non-current
Other loans (1)	$244,755	$-

(1)	Other loans primarily consist of loans from third parties for working capital purpose, payable on various date from April 7, 2019 to May 16, 2020. Other loans of $655,671 and $939,555, respectively as of December 31, 2018 and 2017, are unsecured and bear annual interest at the rate of 7.2% and a daily interest rate at 0.04%, respectively. The remaining other loans are unsecured and interest-free.

(2)	Advertising payable represents the payments owed to the vendors that provide advertising activities for the Company to promote the Luokuang mobile application.